Securities at fair value through other comprehensive income and securities at amortized cost - Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Debt securities at fair value through other comprehensive income
Changes in the allowance for credit losses [Line Items]
Beginning balance		₩ 38,346	₩ 42,477
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Provision (Reversal)		25,916	(2,699)
Disposal and others	[1]	(3,961)	(1,432)
Ending balance		60,301	38,346
Debt securities at fair value through other comprehensive income | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance		38,250	41,568
Transfer (from) to 12-month expected credit loss		17	14
Transfer (from) to life time expected credit loss		(3)	0
Provision (Reversal)		23,479	(2,279)
Disposal and others	[1]	(3,981)	(1,053)
Ending balance		57,762	38,250
Debt securities at fair value through other comprehensive income | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance		96	909
Transfer (from) to 12-month expected credit loss		(17)	(14)
Transfer (from) to life time expected credit loss		3	0
Provision (Reversal)		2,437	(420)
Disposal and others	[1]	20	(379)
Ending balance		2,539	96
Debt securities at amortized cost
Changes in the allowance for credit losses [Line Items]
Beginning balance		10,188	11,423
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Provision (Reversal)		(1,243)	(1,612)
Disposal and others	[1]	(254)	377
Ending balance		8,691	10,188
Debt securities at amortized cost | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance		10,137	11,283
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Provision (Reversal)		(1,196)	(1,515)
Disposal and others	[1]	(250)	369
Ending balance		8,691	10,137
Debt securities at amortized cost | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance		51	140
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Provision (Reversal)		(47)	(97)
Disposal and others	[1]	(4)	8
Ending balance		₩ 0	₩ 51

[1]	Includes the effects of restructuring of loans, debt-to-equity swaps, and changes in foreign exchange rates, among others.